Income Tax, Income tax benefit/(expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax [Abstract]
Current tax	$ (1,998)	$ (1,018)	$ (2,182)
Deferred tax	(117,839)	(648)	(21,608)
Deferred tax expense (income) relating to origination and reversal of temporary differences	(98,508)	(648)	(22,492)
Deferred tax expense (income) relating to changes in tax rates	(19,331)	0	884
Total income tax benefit/(expense)	$ (119,837)	$ (1,666)	$ (23,790)